Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Marti Technologies, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On July 31, 2023, the registrant filed a Registration Statement on Form F-1 (File No. 333-273543), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on October 27, 2023 (the “Registration Statement”).On May 15, 2024, the Company filed Post-Effective Amendment No. 1 to the Registration Statement to (i) include information contained in the registrant’s annual report on Form 20-F for the fiscal year ended December 31, 2023, filed with the SEC on April 16, 2024, (ii) withdraw and remove from registration the offer and sale of certain securities identified therein, including the removal of (a) all warrants and (b) all ordinary shares issuable upon the exercise of warrants previously included in the Registration Statement, and (iii) update certain other information in the Registration Statement.This Post-Effective Amendment No. 2 (this “Post-Effective Amendment”) is being filed to convert the Registration Statement from a Form F-1 to a registration statement on Form F-3. The information included in this Post-Effective Amendment updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001852767
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9